Average Annual Total Returns - FidelitySeriesGrowthCompanyFund-PRO - FidelitySeriesGrowthCompanyFund-PRO - Fidelity Series Growth Company Fund	Jan. 29, 2024
Fidelity Series Growth Company Fund | Return Before Taxes
Average Annual Return:
Past 1 year	45.91%
Past 5 years	23.84%
Past 10 years	17.55%
Fidelity Series Growth Company Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	44.70%
Past 5 years	19.75%
Past 10 years	14.90%
Fidelity Series Growth Company Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	27.79%
Past 5 years	19.03%
Past 10 years	14.33%
RS007
Average Annual Return:
Past 1 year	41.21%
Past 5 years	18.85%
Past 10 years	14.33%